Blanket Zimbabwe Indigenisation Transaction - Shareholding percentages and facilitation loan balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 20, 2020	Feb. 20, 2012	Dec. 31, 2023
Blanket Zimbabwe Indigenisation Transaction
Faciliation loans	$ 520	$ 10,258			$ 13,397
Blanket Mine (1983) (Private) Limited
Blanket Zimbabwe Indigenisation Transaction
Shareholding	36.00%
Effective interest & NCI recognised	13.20%	13.20%	13.20%	16.20%
NCI subject to facilitation loans	12.80%
Faciliation loans	$ 520	$ 10,258
Blanket Mine (1983) (Private) Limited | NIEEF
Blanket Zimbabwe Indigenisation Transaction
Shareholding	16.00%			16.00%
Effective interest & NCI recognised	3.20%
NCI subject to facilitation loans	12.80%
Faciliation loans	$ 520	6,723
Blanket Mine (1983) (Private) Limited | Community Trust
Blanket Zimbabwe Indigenisation Transaction
Shareholding	10.00%			10.00%
Effective interest & NCI recognised	10.00%
Blanket Mine (1983) (Private) Limited | BETS
Blanket Zimbabwe Indigenisation Transaction
Shareholding	10.00%			10.00%
Faciliation loans		$ 3,535